Pension and Postretirement Benefits: Schedule ofamounts in accumulated other comprehensive income expected to be recognized as components of net periodic benefit cost (Tables)	12 Months Ended
Dec. 31, 2011
Schedule ofamounts in accumulated other comprehensive income expected to be recognized as components of net periodic benefit cost:
Schedule ofamounts in accumulated other comprehensive income expected to be recognized as components of net periodic benefit cost
2012
Transition obligation (asset)	–
Net gain	(4,228)
Prior service cost	1,383
Total amounts expected to be recognized during 2012	(2,845)